UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05445

Name of Registrant: Vanguard Fenway Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (98.8%)[1]
Consumer Discretionary (5.9%)
Home Depot Inc.	3,883,200	431,540
McDonald's Corp.	1,828,605	173,845
Thomson Reuters Corp.	2,537,270	96,594
Target Corp.	801,600	65,435
Carnival Corp.	1,062,900	52,497
General Motors Co.	1,534,200	51,135
Cablevision Systems Corp. Class A	1,681,200	40,248
Omnicom Group Inc.	553,100	38,435
H&R Block Inc.	1,102,500	32,689
American Eagle Outfitters Inc.	1,756,200	30,242
Leggett & Platt Inc.	607,800	29,588
Darden Restaurants Inc.	386,000	27,437
Cracker Barrel Old Country Store Inc.	86,200	12,857
Ford Motor Co.	739,800	11,104
Cinemark Holdings Inc.	158,700	6,375
Hasbro Inc.	75,100	5,617
Bob Evans Farms Inc.	109,800	5,605
Cato Corp. Class A	19,900	771
		1,112,014
Consumer Staples (11.3%)
Kraft Foods Group Inc.	3,828,270	325,939
Coca-Cola Co.	6,446,564	252,899
Procter & Gamble Co.	3,043,640	238,134
Philip Morris International Inc.	2,734,945	219,261
Wal-Mart Stores Inc.	2,749,992	195,057
Altria Group Inc.	3,589,875	175,581
PepsiCo Inc.	1,703,090	158,966
British American Tobacco plc	2,233,577	120,263
Diageo plc ADR	910,100	105,608
Anheuser-Busch InBev NV ADR	794,260	95,843
Kimberly-Clark Corp.	643,588	68,201
Reynolds American Inc.	706,900	52,777
Dr Pepper Snapple Group Inc.	610,400	44,498
Clorox Co.	410,800	42,731
Ingredion Inc.	222,300	17,742
Campbell Soup Co.	164,200	7,824
Pinnacle Foods Inc.	118,500	5,396
Universal Corp.	69,700	3,995
Vector Group Ltd.	101,100	2,372
Coca-Cola Enterprises Inc.	38,000	1,651
		2,134,738
Energy (10.9%)
Exxon Mobil Corp.	6,305,110	524,585
Chevron Corp.	4,282,670	413,149
Occidental Petroleum Corp.	2,497,830	194,256
Suncor Energy Inc.	6,574,910	180,941
Phillips 66	2,203,300	177,498
Marathon Oil Corp.	5,649,100	149,927

Enbridge Inc.	2,175,500	101,792
Valero Energy Corp.	981,100	61,417
Western Refining Inc.	839,500	36,619
Noble Corp. plc	2,324,400	35,772
ConocoPhillips	437,500	26,867
PBF Energy Inc. Class A	834,400	23,714
Delek US Holdings Inc.	641,900	23,635
Spectra Energy Corp.	691,800	22,553
Kinder Morgan Inc.	518,600	19,909
Atwood Oceanics Inc.	520,700	13,767
HollyFrontier Corp.	315,200	13,456
Ensco plc Class A	502,600	11,193
ONEOK Inc.	150,500	5,942
Nordic American Tankers Ltd.	328,400	4,673
Scorpio Tankers Inc.	460,000	4,641
Teekay Corp.	107,700	4,612
Ocean Rig UDW Inc.	258,200	1,325
		2,052,243
Financials (16.5%)
Wells Fargo & Co.	13,591,440	764,383
JPMorgan Chase & Co.	9,614,630	651,487
Marsh & McLennan Cos. Inc.	5,490,070	311,287
PNC Financial Services Group Inc.	2,679,492	256,293
BlackRock Inc.	606,730	209,917
MetLife Inc.	3,387,700	189,677
ACE Ltd.	1,473,940	149,870
M&T Bank Corp.	1,075,190	134,324
US Bancorp	2,402,740	104,279
Travelers Cos. Inc.	582,000	56,256
PartnerRe Ltd.	318,400	40,914
Lazard Ltd. Class A	718,000	40,380
Axis Capital Holdings Ltd.	736,000	39,280
Validus Holdings Ltd.	840,900	36,991
Navient Corp.	1,994,700	36,324
Janus Capital Group Inc.	1,755,100	30,047
Principal Financial Group Inc.	471,700	24,194
Huntington Bancshares Inc.	1,255,300	14,197
Invesco Ltd.	269,800	10,115
First American Financial Corp.	174,100	6,478
First Commonwealth Financial Corp.	267,000	2,561
Endurance Specialty Holdings Ltd.	31,200	2,050
		3,111,304
Health Care (12.7%)
Merck & Co. Inc.	9,429,124	536,800
Johnson & Johnson	5,357,045	522,098
Pfizer Inc.	12,335,444	413,607
Bristol-Myers Squibb Co.	3,773,332	251,078
Eli Lilly & Co.	2,260,449	188,725
Roche Holding AG	438,348	122,909
AbbVie Inc.	1,767,100	118,731
AstraZeneca plc ADR	1,837,049	117,038
Novartis AG	735,221	72,317
Quest Diagnostics Inc.	500,000	36,260
Quality Systems Inc.	70,000	1,160
		2,380,723

Industrials (12.8%)
General Electric Co.	17,755,652	471,768
3M Co.	1,813,230	279,781
Eaton Corp. plc	4,050,410	273,362
United Technologies Corp.	2,154,580	239,008
Union Pacific Corp.	1,367,400	130,409
United Parcel Service Inc. Class B	1,309,130	126,868
Honeywell International Inc.	1,158,400	118,122
Raytheon Co.	1,232,300	117,906
Boeing Co.	723,700	100,392
Lockheed Martin Corp.	408,500	75,940
Schneider Electric SE	1,086,970	75,261
Waste Management Inc.	1,542,590	71,499
Caterpillar Inc.	817,900	69,374
Illinois Tool Works Inc.	605,770	55,604
PACCAR Inc.	775,000	49,453
Stanley Black & Decker Inc.	455,200	47,905
General Dynamics Corp.	265,800	37,661
Pitney Bowes Inc.	1,603,600	33,371
RR Donnelley & Sons Co.	732,800	12,773
GATX Corp.	204,600	10,874
Matson Inc.	58,200	2,447
Aircastle Ltd.	59,600	1,351
General Cable Corp.	63,700	1,257
		2,402,386
Information Technology (13.8%)
Microsoft Corp.	16,726,519	738,476
Cisco Systems Inc.	14,699,380	403,645
Intel Corp.	12,397,750	377,078
Analog Devices Inc.	3,650,960	234,337
International Business Machines Corp.	1,334,300	217,037
Texas Instruments Inc.	2,573,100	132,540
Symantec Corp.	4,497,100	104,558
Maxim Integrated Products Inc.	3,021,717	104,476
QUALCOMM Inc.	750,500	47,004
Western Union Co.	2,096,700	42,626
Seagate Technology plc	793,500	37,691
Lexmark International Inc. Class A	809,700	35,789
Apple Inc.	281,500	35,307
Broadridge Financial Solutions Inc.	693,800	34,697
Computer Sciences Corp.	466,700	30,634
Leidos Holdings Inc.	192,100	7,755
Science Applications International Corp.	54,900	2,901
EarthLink Holdings Corp.	262,500	1,966
Linear Technology Corp.	36,700	1,623
Diebold Inc.	38,300	1,341
		2,591,481
Materials (2.8%)
Dow Chemical Co.	3,882,320	198,658
International Paper Co.	2,180,720	103,780
Nucor Corp.	1,736,410	76,524
LyondellBasell Industries NV Class A	639,700	66,222
Avery Dennison Corp.	673,100	41,019
Bemis Co. Inc.	414,000	18,634
EI du Pont de Nemours & Co.	247,570	15,832
		520,669

Other (0.4%)
2 Vanguard High Dividend Yield ETF			1,047,950	70,548

Telecommunication Services (4.3%)
Verizon Communications Inc.			11,607,186	541,011
BCE Inc.			2,751,400	116,885
AT&T Inc.			3,018,397	107,213
CenturyLink Inc.			1,376,500	40,442
				805,551
Utilities (7.4%)
Xcel Energy Inc.			4,743,590	152,649
UGI Corp.			4,390,290	151,245
Duke Energy Corp.			1,866,100	131,784
Eversource Energy			2,806,390	127,438
NextEra Energy Inc.			1,222,316	119,824
National Grid plc			9,243,866	118,977
Dominion Resources Inc.			1,768,869	118,284
American Electric Power Co. Inc.			982,000	52,017
Public Service Enterprise Group Inc.			1,182,300	46,441
Edison International			787,400	43,764
PPL Corp.			1,475,700	43,489
Exelon Corp.			1,350,300	42,426
Entergy Corp.			585,000	41,242
Vectren Corp.			864,600	33,270
CMS Energy Corp.			1,036,900	33,015
Atmos Energy Corp.			540,200	27,701
AES Corp.			1,873,100	24,837
Pinnacle West Capital Corp.			274,100	15,594
WGL Holdings Inc.			231,500	12,568
Consolidated Edison Inc.			216,000	12,502
New Jersey Resources Corp.			400,000	11,020
Ameren Corp.			276,500	10,419
American Water Works Co. Inc.			136,900	6,657
SCANA Corp.			95,700	4,847
PNM Resources Inc.			61,500	1,513
TECO Energy Inc.			69,400	1,226
				1,384,749
Total Common Stocks (Cost $14,982,754)				18,566,406
	Coupon
Temporary Cash Investments (1.5%)[1]
Money Market Fund (0.7%)
3 Vanguard Market Liquidity Fund	0.137%		128,054,865	128,055

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.5%)
Goldman Sachs & Co.
(Dated 6/30/15, Repurchase Value
$89,800,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%-
5.000%, 6/1/30-11/1/43, with a value of
$91,596,000)	0.130%	7/1/15	89,800	89,800

U.S. Government and Agency Obligations (0.3%)
[4,5] Fannie Mae Discount Notes	0.140%	7/8/15	4,000	4,000

6 Federal Home Loan Bank Discount Notes	0.089%	7/6/15	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.065%	7/31/15	1,000	1,000
[5,6] Federal Home Loan Bank Discount Notes	0.085%	8/14/15	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.090%	8/21/15	200	200
6 Federal Home Loan Bank Discount Notes	0.092%	8/26/15	50,000	49,993
[4,5] Freddie Mac Discount Notes	0.118%	7/31/15	4,800	4,800
				60,193
Total Temporary Cash Investments (Cost $278,047)				278,048
Total Investments (100.3%) (Cost $15,260,801)				18,844,454
Other Assets and Liabilities-Net (-0.3%)				(47,879)
Net Assets (100%)				18,796,575

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and 0.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $6,700,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Equity Income Fund

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,056,679	509,727	—
Temporary Cash Investments	128,055	149,993	—
Futures Contracts—Assets[1]	268	—	—
Total	18,185,002	659,720	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Equity Income Fund

At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2015	257	131,995	(1,669)
E-mini S&P 500 Index	September 2015	101	10,375	(77)
				(1,746)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At June 30, 2015, the cost of investment securities for tax purposes was $15,260,801,000. Net unrealized appreciation of investment securities for tax purposes was $3,583,653,000, consisting of unrealized gains of $3,813,194,000 on securities that had risen in value since their purchase and $229,541,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments
As of June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (94.2%)
Consumer Discretionary (12.1%)
	L Brands Inc.	1,787,620	153,253
*	CarMax Inc.	1,811,400	119,933
*	Sony Corp. ADR	3,450,000	97,945
	TJX Cos. Inc.	1,425,000	94,292
	Walt Disney Co.	750,000	85,605
	Carnival Corp.	1,624,300	80,224
*	DIRECTV	615,588	57,120
	Ross Stores Inc.	1,015,900	49,383
	Tribune Media Co. Class A	803,500	42,899
	Gildan Activewear Inc. Class A	953,900	31,708
*	Bed Bath & Beyond Inc.	337,491	23,280
*	Urban Outfitters Inc.	463,400	16,219
	VF Corp.	223,380	15,578
*	Amazon.com Inc.	23,545	10,221
	Time Warner Cable Inc.	53,000	9,443
*	Norwegian Cruise Line Holdings Ltd.	91,700	5,139
	Royal Caribbean Cruises Ltd.	42,000	3,305
	Las Vegas Sands Corp.	10,000	526
			896,073
Consumer Staples (0.8%)
	CVS Health Corp.	327,377	34,335
	PepsiCo Inc.	300,000	28,002
			62,337
Energy (1.6%)
	Schlumberger Ltd.	454,300	39,156
^	Transocean Ltd.	1,694,864	27,321
	Cabot Oil & Gas Corp.	414,000	13,058
	EOG Resources Inc.	148,000	12,957
	National Oilwell Varco Inc.	243,200	11,742
*	Southwestern Energy Co.	434,300	9,872
	Exxon Mobil Corp.	46,012	3,828
*	Cameron International Corp.	25,300	1,325
	Encana Corp.	60,000	661
*	Petroleo Brasileiro SA ADR Type A	75,000	612
*	Petroleo Brasileiro SA ADR	30,000	272
	Frank's International NV	10,000	188
			120,992
Financials (6.6%)
	Marsh & McLennan Cos. Inc.	2,416,475	137,014
	Charles Schwab Corp.	3,729,511	121,769
	Wells Fargo & Co.	1,112,000	62,539
	JPMorgan Chase & Co.	875,573	59,329
	Chubb Corp.	396,500	37,723
	Progressive Corp.	1,144,800	31,860
	US Bancorp	609,000	26,431
	Discover Financial Services	104,000	5,992
	American Express Co.	51,000	3,964
	CME Group Inc.	39,700	3,694

Comerica Inc.	35,000	1,796
		492,111
Health Care (28.9%)
Amgen Inc.	2,403,836	369,037
Eli Lilly & Co.	4,189,800	349,806
* Biogen Inc.	860,400	347,550
Roche Holding AG	1,066,806	299,123
Novartis AG ADR	1,612,605	158,584
Johnson & Johnson	1,536,650	149,762
Medtronic plc	1,162,700	86,156
Abbott Laboratories	1,707,700	83,814
Thermo Fisher Scientific Inc.	549,600	71,316
* Boston Scientific Corp.	3,402,200	60,219
* Illumina Inc.	163,900	35,789
* Waters Corp.	225,654	28,970
Sanofi ADR	541,000	26,796
AbbVie Inc.	397,000	26,674
GlaxoSmithKline plc ADR	600,000	24,990
Agilent Technologies Inc.	382,600	14,761
Merck & Co. Inc.	230,000	13,094
Stryker Corp.	45,500	4,348
* Cerner Corp.	10,000	691
		2,151,480
Industrials (15.8%)
Southwest Airlines Co.	8,926,525	295,379
Airbus Group SE	1,465,913	95,486
FedEx Corp.	488,175	83,185
United Parcel Service Inc. Class B	827,500	80,193
Honeywell International Inc.	690,000	70,359
* United Continental Holdings Inc.	1,088,000	57,675
Boeing Co.	349,800	48,524
Delta Air Lines Inc.	1,145,000	47,037
Rockwell Automation Inc.	260,200	32,431
Pentair plc	455,981	31,349
Caterpillar Inc.	350,000	29,687
Deere & Co.	285,500	27,708
Union Pacific Corp.	266,400	25,406
CSX Corp.	775,000	25,304
American Airlines Group Inc.	587,300	23,454
* Jacobs Engineering Group Inc.	571,700	23,222
Safran SA	337,600	22,943
* Hertz Global Holdings Inc.	1,240,000	22,469
Norfolk Southern Corp.	218,400	19,079
Ritchie Bros Auctioneers Inc.	618,300	17,263
* AECOM	495,000	16,375
CH Robinson Worldwide Inc.	260,000	16,221
United Technologies Corp.	120,000	13,312
IDEX Corp.	139,000	10,923
Expeditors International of Washington Inc.	230,000	10,604
Republic Services Inc. Class A	266,935	10,456
* TransDigm Group Inc.	37,500	8,425
Alaska Air Group Inc.	100,000	6,443
Canadian Pacific Railway Ltd.	12,530	2,008
* Kirby Corp.	16,000	1,226
^ Chicago Bridge & Iron Co. NV	20,000	1,001
		1,175,147

Information Technology (25.1%)
Texas Instruments Inc.	3,845,800	198,097
Microsoft Corp.	2,939,200	129,766
* Google Inc. Class A	188,372	101,728
* Flextronics International Ltd.	8,861,200	100,220
* Google Inc. Class C	188,379	98,053
NetApp Inc.	2,891,400	91,253
Hewlett-Packard Co.	2,867,100	86,042
Intel Corp.	2,716,700	82,628
SanDisk Corp.	1,410,216	82,103
EMC Corp.	3,080,300	81,289
QUALCOMM Inc.	1,239,830	77,651
* eBay Inc.	1,064,900	64,150
Telefonaktiebolaget LM Ericsson ADR	5,959,300	62,215
Cisco Systems Inc.	2,252,600	61,856
Intuit Inc.	593,500	59,807
ASML Holding NV	480,000	49,982
KLA-Tencor Corp.	790,000	44,406
* Adobe Systems Inc.	498,000	40,343
Altera Corp.	702,700	35,978
Visa Inc. Class A	464,400	31,184
NVIDIA Corp.	1,520,000	30,567
Corning Inc.	1,425,000	28,115
Oracle Corp.	641,000	25,832
Applied Materials Inc.	1,259,000	24,198
Analog Devices Inc.	355,000	22,786
* Electronic Arts Inc.	340,000	22,610
Activision Blizzard Inc.	900,000	21,789
Symantec Corp.	895,300	20,816
* Yahoo! Inc.	529,500	20,804
Apple Inc.	131,000	16,431
* Keysight Technologies Inc.	435,300	13,577
* Alibaba Group Holding Ltd. ADR	158,030	13,001
* BlackBerry Ltd.	1,527,100	12,492
MasterCard Inc. Class A	120,000	11,218
Broadcom Corp. Class A	97,500	5,020
* Micron Technology Inc.	107,000	2,016
* VMware Inc. Class A	3,000	257
Motorola Solutions Inc.	2,750	158
		1,870,438
Materials (3.1%)
Monsanto Co.	858,350	91,491
Potash Corp. of Saskatchewan Inc.	929,976	28,801
Praxair Inc.	229,700	27,461
Celanese Corp. Class A	320,000	23,002
Dow Chemical Co.	405,000	20,724
EI du Pont de Nemours & Co.	275,000	17,586
* Crown Holdings Inc.	100,000	5,291
LyondellBasell Industries NV Class A	46,200	4,783
Greif Inc. Class A	125,400	4,496
Cabot Corp.	100,000	3,729
Greif Inc. Class B	37,000	1,498
		228,862

Telecommunication Services (0.2%)
* Sprint Corp.		3,865,000	17,624

Total Common Stocks (Cost $3,962,650)			7,015,064
	Coupon
Temporary Cash Investment (6.3%)
Money Market Fund (6.3%)
[1,2] Vanguard Market Liquidity Fund (Cost $465,886)
	0.137%	465,886,329	465,886

Total Investments (100.5%) (Cost $4,428,536)			7,480,950
Other Assets and Liabilities-Net (-0.5%)[2]			(36,861)
Net Assets (100%)			7,444,089

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,960,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $17,850,000 of collateral received for securities on loan. ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

PRIMECAP Core Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,597,512	417,552	—
Temporary Cash Investments	465,886	—	—
Total	7,063,398	417,552	—

D. At June 30, 2015, the cost of investment securities for tax purposes was $4,428,536,000. Net unrealized appreciation of investment securities for tax purposes was $3,052,414,000, consisting of unrealized gains of $3,186,100,000 on securities that had risen in value since their purchase and $133,686,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

VANGUARD FENWAY FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.